Perritt Funds, Inc.

Perritt Low Priced Stock Fund (PLOWX)

March 27, 2017

Supplement dated March 27, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, each dated February 28, 2017

Change in Portfolio Manager

Effective as of the close of business on March 24, 2017, Michael Corbett assumed sole responsibility for the day-to-day management of the portfolio of the Perritt Low Priced Stock Fund.  Prior to that date, Mr. Corbett shared portfolio management duties with Brian Gillespie.  All references to Brian Gillespie are hereby deleted from the Summary Prospectus for the Perritt Low Priced Stock Fund, the Statutory Prospectus and the Statement of Additional Information.  Mr. Corbett has managed the Perritt Low Priced Stock Fund since its inception in 2012.

If you have any questions, please call the Perritt Low Priced Stock Fund at 1-800-332-3133 (toll free).

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The date of this Supplement is March 27, 2017.

Please retain this Supplement for future reference.